Accrued Expenses (Details Narrative) (Consulting Agreement, USD $)	6 Months Ended
Sep. 30, 2014
Consulting Agreement
Date of Agreement	2014-05-07
Shares issued to consultant	2,500,000
Share issued, value	$ 300,000